INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SUMMARY OF INTANGIBLE ASSETS

The below table summarizes the identifiable intangible assets as of November 30, 2023, and August 31, 2023:

	November 30, 2023	August 31, 2023

Technology 1-Portable Air Cooler	$27,438,763	$27,438,763
Technology 2-Condensing Unit	55,709,004	55,709,004
Finite- lived intangible assets, gross	83,147,767	83,147,767
Less: Accumulated amortization	(7,968,328)	(6,928,981)
Intangible assets, net	$75,179,439	$76,218,786

The below table summarizes the identifiable intangible assets as of August 31, 2023, and August 31, 2022:

	August 31, 2023	August 31, 2022

Technology 1-Portable Air Cooler	$27,438,763	$27,438,763
Technology 2-Condensing Unit	55,709,004	55,709,004
	83,147,767	83,147,767
Less: Accumulated amortization	(6,928,981)	(2,771,592)
Intangible assets, net	$76,218,786	$80,376,175